BALANCE SHEETS (Parentheticals) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts payable and accrued expenses, related parties (in Dollars)	$ 11,912	$ 12,716	$ 40,293
Preferred stock, shares issued	1,396	1,471
Preferred stock, shares outstanding	1,396	1,471
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	17,355,562	16,825,703	11,179,266
Common stock, shares outstanding	17,355,562	16,825,703	11,179,266
Series C Preferred Stock [Member]
Preferred stock, shares issued	1,396	1,471	2,711
Preferred stock, shares outstanding	1,396	1,471	2,711
Preferred stock, liquidation preference (in Dollars)	$ 1,396,000	$ 1,471,000	$ 2,711,000
Preferred stock, shares authorized	4,200	4,200	4,200
Series A Preferred Stock [Member]
Preferred stock, shares authorized	200	200	184.4
Series B Preferred Stock [Member]
Preferred stock, shares authorized	600	600	177.5